Related Party Transactions (Other assets and liabilities, Income and expenses with related parties) (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and due from banks	$ 23,086	$ 57,563
Transactions in the course of collection	35,469	13,249
Financial assets held-for-trading	205
Derivative instruments	415,683	323,186
Financial assets	14,690
Other assets	80,569	114,536
Total	569,702	508,534
Liabilities
Demand deposits	169,607	173,715
Transactions in the course of payment	58,987	16,116
Cash collateral on securities lent and repurchase agreements	84,465	25,227
Savings accounts and time deposits	124,362	169,322
Derivative instruments	337,299	370,356
Borrowings from financial institutions	228,269	251,555
Other liabilities	115,145	51,814
Total	1,118,134	1,058,105
Type of income or expense recognized
Interest and revenue income	21,736	26,485
Interest and revenue expense	7,196	9,332
Fees and commission income	70,286	65,995
Fees and commission expense	74,205	69,843
Derivative instruments income	85,500	33,540
Derivative instruments expense	42,365	97,416
Other financial operations income		1
Release or established of provision for credit risk expense	28	252
Operating expenses	105,734	100,389
Other income	446	3,723
Other expense	45	56
Comder Contraparte Central S.A
Type of income or expense recognized
Net loss	$ 71,297	$ 96,075